Deferred Tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Tax
Note 23: Deferred Tax
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Computer Software, Property and Equipment	Equity Method Investments	Other	Total
December 31, 2018	528	18	463	239	1,248
Impact of IFRS 16 adoption	-	38	-	10	48
Acquisitions	63	16	-	-	79
Benefit to income statement – continuing operations	(11)	(19)	(158)	(62)	(250)
Benefit to income statement – discontinued operations	-	(4)	(2)	-	(6)
Benefit to other comprehensive income	-	-	(9)	-	(9)
Disposals of businesses	(2)	(12)	-	-	(14)
Translation and other, net	-	1	-	13	14
December 31, 2019	578	38	294	200	1,110
Acquisitions	5	2	-	-	7
(Benefit) expense to income statement – continuing operations	(33)	(19)	(159)	48	(163)
Expense to other comprehensive income	-	-	36	-	36
Translation and other, net	(4)	2	1	2	1
December 31, 2020	546	23	172	250	991

Deferred tax assets	Tax Losses	Goodwill and Other Identifiable Intangible Assets (1)	Employee Benefits and Compensation	Other	Total
December 31, 2018	73	11	238	177	499
Impact of IFRS 16 adoption	-	-	-	45	45
Benefit (expense) to income statement - continuing operations	7	1,158	(5)	(15)	1,145
Expense to income statement - discontinued operations	(7)	-	-	(6)	(13)
Benefit to other comprehensive income	-	-	12	-	12
Benefit to equity	-	-	8	-	8
Disposals of businesses	-	-	-	(1)	(1)
Translation and other, net	18	(1)	-	(2)	15
December 31, 2019	91	1,168	253	198	1,710
Benefit (expense) to income statement - continuing operations	29	(59)	(24)	122	68
Benefit to income statement - discontinued operations	-	-	-	4	4
Expense to other comprehensive income	-	-	(17)	-	(17)
Benefit to equity	-	-	3	-	3
Translation and other, net	11	1	(1)	22	33
December 31, 2020	131	1,110	214	346	1,801
Net deferred tax asset at December 31, 2019					600
Net deferred tax asset at December 31, 2020					810
(1) The 2019 period included a $1.2 billion increase in the tax basis of assets owned by a foreign subsidiary.
The estimated recovery period for the deferred tax balances is shown below:

	December 31,

	2020	2019
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	866	1,107
Deferred tax liabilities to be recovered within 12 months	125	3
Total deferred tax liabilities	991	1,110

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,666	1,616
Deferred tax assets to be recovered within 12 months	135	94
Total deferred tax assets	1,801	1,710
Net deferred tax asset	810	600
In December 2019, the Company reorganized the operations of certain foreign affiliates that were subject to different tax rates. The reorganization resulted in an increase in the tax basis of the reorganized business to the acquiror and a related tax benefit of $1.2 billion. The Company recognized a $1.2 billion deferred tax asset, which it expects to realize in subsequent periods, based on the historical and expected future profitability of the reorganized business. Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits and the resolution of uncertain tax positions is probable. The ability to realize these deferred tax benefits is dependent on a number of factors, including the future profitability of operations and the resolution of tax audits in the jurisdictions in which the deferred tax assets arose.

At December 31, 2020, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets (1)
Canadian net operating losses	2,130	562	(559)	3
Net operating losses – other jurisdictions	1,911	491	(430)	61
Capital losses	737	162	(99)	63
Investment in subsidiaries	300	75	(75)	-
Other deductible temporary differences	30	8	(8)	-
U.S. state net operating losses (2)	n/m	12	(10)	2
Other attributes and credits (3)	n/m	87	(7)	80
Total		1,397	(1,188)	209
(1) Includes tax losses of $131 million and $78 million of other deferred tax assets.
(2) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(3) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.
If not utilized, most of the Canadian tax losses and U.S. state tax losses carried forward will expire between 2021 and 2040. Most of the tax losses carried forward in other jurisdictions may be carried forward indefinitely.
No deferred tax is recognized on the temporary differences associated with investments in subsidiaries and equity method investments to the extent that the Company can control the timing and reversal of such differences, or the reversal would not create a tax liability. These temporary differences are primarily attributable to the undistributed earnings of non-Canadian
subsidiaries, which were $12.1 billion at December 31, 2020 (2019—$10.9 billion).